Employee pension - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee pension
Percentage of monthly contributions made by the company to the state retirement plan	20.00%
Percentage of monthly salaries for all Hong Kong based employees to mandatory provident fund Schemes	5.00%
Percentage of monthly salaries for all Australia based employees to Superannuation Schemes	9.50%
Pension expense	$ 90	$ 47	$ 23